ACQUISITIONS (Details 8) (HURO, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Oct. 02, 2011	Oct. 02, 2011 Trade name	Oct. 02, 2011 Customer relationship	Oct. 02, 2011 Contract backlog	Oct. 02, 2011 Non-compete agreement
ACQUISITIONS
Ownership interest acquired (as a percent)				100.00%
Purchase price				$ 7,293
Cash consideration paid			3,282
Fair value of contingent consideration				4,011
Net tangible assets:
Current assets				4,375
Current liabilities				(3,825)
Total				550
Intangible assets acquired:
Intangible assets acquired					1,425	1,339	856	359
Goodwill				3,361
Deferred tax liability				(597)
Total				6,743
Total consideration				7,293
Estimated useful life
Estimated useful life						5 years	1 year	5 years
Pro forma financial information
Net revenues	222,856	151,735
Net income	$ 17,514	$ 11,541
Net income per share
Basic (in dollars per share)	$ 0.43	$ 0.34
Diluted (in dollars per share)	$ 0.41	$ 0.32